WARRANTS (Tables)	9 Months Ended
Sep. 30, 2024
Warrants
SUMMARY OF AGGREGATE FAIR VALUES FOR THE WARRANT DERIVATIVE LIABILITY

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions for the Offering:

Exercise price per share of warrant	$1.50
Fair market closing price per share of Common Stock	$1.65
Volatility	135%
Expected term (years)	5
Risk-free interest rate	3.62%
Dividend yield	0%

SCHEDULE OF CLASS OF WARRANT

	Number of warrants issued	Weighted-average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,576)	1,601,259
IPO non-tradeable	3,015,464	3.06	(310,910)	2,704,554
Direct offering March 8, 2024	1,600,000	1.64	(1,066,763)	533,237
Placement agent direct offering March 8, 2024	32,000	1.64		32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	—	1,752,082
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Balance at September 30, 2024	11,677,147	$3.53	(2,103,249)	9,573,898